THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

Supplement Dated April 6, 2021

to the Prospectus of

Fixed and Variable Deferred Annuity Contracts

Equity Director dated May 2, 2016

On or about April 19, 2021 (the “Effective Date”), certain underlying Funds available through the Variable Account Options will engage in a reorganization transaction. Certain existing VALIC Company I (“VC I”) and VALIC Company II (“VC II”) Funds, indicated below as Target Funds, will reorganize into corresponding Mutual Funds set out in the table below under the heading Acquiring Funds. Target Fund shares will be exchanged for shares of the corresponding Acquiring Fund with the same aggregate net asset value of the Target Fund shares currently held.

Accordingly, on the Effective Date, all references in the prospectus to the Target Funds and the Variable Account Options invested in such Target Funds are changed to the corresponding Acquiring Fund. The Target Funds will no longer be available in the corresponding Variable Account Options on and after the Effective Date.

Target Funds	Acquiring Funds

VC I Value Fund VC II Large Cap Value Fund

VC I Systematic Value Fund (Formerly Broad Cap Value Income Fund)

Adviser: The Variable Annuity Life Insurance Company (“VALIC”)

Sub-Adviser: Wellington Management Company LLP (“Wellington”)

Domestic Large-Cap Equity Asset Class

VC I Large Cap Core Fund VC I Core Equity Fund	VC I Systematic Core Fund (Formerly Growth & Income Fund) Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P. Domestic Large-Cap Equity Asset Class

VC II Mid Cap Growth Fund VC I Small-Mid Growth Fund	VC I Mid Cap Strategic Growth Fund Adviser: VALIC Sub-Advisers: Janus Capital Management LLC and Allianz Global Investors U.S., LLC (“Allianz”) Domestic Mid-Cap Equity Asset Class

VC I Health Sciences Fund	VC I Science & Technology Fund Adviser: VALIC Sub-Advisers: T. Rowe Price Associates, Inc., Allianz, and Wellington Specialty Asset Class

After Market Close on April 16, 2021, all transfer, purchase, and redemption requests directed to a Variable Account Option that invests in a Target Fund will be automatically directed to the Variable Account Option that invests in the corresponding Acquiring Fund.

Please keep this Supplement with your Prospectus.